Nature of business and summary of significant accounting policies	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization Consolidation And Presentation Of Financial Statements Disclosure And Significant Accounting Policies [Text Block]
1.	Nature of business and summary of significant accounting policies:

1.1.	Nature of business

Flamel Technologies, S.A. (“Flamel” or the "Company") is organized as a Société Anonyme, a form of corporation under the laws of The Republic of France. The Company was founded in 1990. Flamel is a specialty pharmaceutical company with drug delivery and formulation expertise. The Company is headquartered in Lyon, France and has operations in St. Louis, Missouri, USA, and Dublin, Ireland.

1.2.	Management estimates

The accompanying consolidated financial statements were prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP).

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reflected in the consolidated financial statements include, but are not limited to, purchase price allocation of its acquisitions, remeasurement of liabilities accounted at fair value, the recoverability of the carrying amount and estimated useful lives of long-lived assets, in progress R&D and goodwill, share-based compensation expenses, evaluation of long term personnel compensation, calculation of R&D tax credit, and valuation allowance of deferred tax assets. Management makes these estimates using the best information available at the time the estimates are made; however, actual results could differ from those estimates.

1.3.	Discontinued Operations

The company divested its development and manufacturing facility in Pessac, France on December 1, 2014 to Recipharm.

The Company followed the guidance in Financial Statements Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 205 Presentation of Financial Statements (ASC 205), Topic 360 Property, Plant and Equipment (ASC 360) and Accounting Standards Update (ASU 2014-08), Reporting of Discontinued Operations and Disclosures of Disposals of Components of an Entity in determining the accounting for the divestiture. The Company opted to early adopt the provisions of ASU 2014-08 as its management believes that all criteria for presenting the divestiture of the Pessac Facility and its business as a discontinued operation were met. Presenting the divestiture as a discontinued operation will also provide a better understanding of the results of the Company’s new strategy and in assessing the impact of the disposal on the ongoing operations of the entity.

The divestiture represents a strategic shift that had or will have a major effect on our operations and financial results. Since consummating the Éclat acquisition in March 2012, the Company has implemented an altered business model allowing Flamel to blend novel, high-value internally developed products with its drug delivery capabilities and to commercialize niche branded and general pharmaceutical products. Previously, the Company’s focus was to develop and license its proprietary drug delivery platforms (Micropump®, LiquiTime®, Trigger Lock™ and Medusa™) with pharmaceutical companies and biotechnology partners (e.g. the licensing of Micropump® to GSK to develop Coreg CR® with GSK commercializing the product). The divestiture of the Pessac Facility to Recipharm and the transfer to Recipharm of the GSK’s Supply Agreement and royalty income relating to Coreg CR® is an implementation of this revised strategy. Flamel sold over 50% of its historical revenues as a result of this transaction which had or will have a major impact on the Company’s operations and financial results.

The divestiture was accomplished in a single transaction and the assets, contracts and liabilities referred to in the Asset Purchase Agreement signed between Flamel and Recipharm were determined to represent a disposal group. This disposal group is considered to be a component of the Company. While the Pessac Facility and its related business were not identified as a reportable segment or operating segment, as the Company operates in only one segment, the Pessac Facility and its related business may be considered as an asset group as the transferred assets, liabilities and contracts represent the lowest level for which identifiable cash flows are largely independent of the cash flows of any other group of assets and liabilities. Flamel transferred all future cash outflows and inflows relating to the Pessac Facility that can be clearly distinguished operationally and for financial reporting purposes.

The results of Discontinued Operations, less income taxes, have been reported as a separate component of income in the statement of operations. The assets and liabilities of the discontinued operation have been reported separately in the asset and liability sections, of the balance sheet for the periods presented therein. See note 6 to the Consolidated Financial Statements in “Item 18. Financial Statements” for a description of the facts and circumstances related to the disposal, the gain and loss on disposal and the specific line items included in the statement of operations, balance sheet and cashflow statement relative to the disposal group.

1.4.	Going concern

Management believes that the cash and cash equivalents and marketable securities of $92.8 million as of December 2014 are sufficient for the Company to continue as a going concern for at least the next twelve (12) months and does not have substantial doubt as to the organization’s ability to continue as a going concern.

1.5.	Principles of consolidation

The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries in the United States and Ireland. All inter-company accounts and transactions have been eliminated. The list of the subsidiaries is detailed in Exhibit 8.1.

1.6.	Translation of financial statements of foreign entities and foreign currency transactions

The reporting currency of the Company and its wholly-owned subsidiaries is the U.S. dollar as permitted by the SEC for a foreign private issuer (S-X Rule 3-20(a)). All financial statement amounts of the Company and any other subsidiary for which the functional currency is the Euro or any other currency other than the U.S. dollar, are translated into U.S. dollar equivalents at exchange rates as follows: (1) asset and liability accounts at year-end rates, (2) income statement accounts at weighted average exchange rates for the year, and (3) shareholders' equity accounts at historical rates. Corresponding translation gains or losses are recorded in shareholders' equity.

Transaction gains and losses are reflected in the statement of operations.

Transactions involving foreign currencies are translated into the functional currency using the exchange rate prevailing at the time of the transactions. Receivables and payables denominated in foreign currencies are translated at year-end exchange rates. The resulting unrealized exchange gains and losses are carried to the statement of operations. As of December 31, 2014 the conversion generates an unrealized exchange rate gain of approximately $11.6 million.

The Company has not undertaken hedging transactions to cover its currency translation exposure.

1.7.	Revenue recognition

Revenue includes upfront licensing fees, milestone payments for R&D achievements, compensation for the execution of R&D activities and sales of pharmaceutical products.

Where agreements have more than one deliverable, a determination is made as to whether the license and R&D elements should be recognized separately or combined into a single unit of account in accordance with ASU 2009-13, Revenue with Multiple Deliverables.

The Company uses a Multiple Attribution Model, referred to as the milestone-based method:

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As milestones relate to discrete development steps (i.e. can be used by the partners to decide whether to continue the development under the agreement), the Company views that milestone events have substance and represent the achievement of defined goals worthy of the payments. Therefore, milestone payments based on performance are recognized when the performance criteria are met and there are no further performance obligations.

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Non-refundable technology access fees received from collaboration agreements that require the Company's continuing involvement in the form of development efforts are recognized as revenue ratably over the development period.

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R&D work is compensated at a non-refundable hourly rate for a projected number of hours. Revenue on such agreements is recognized at the hourly rate for the number of hours worked as the R&D work is performed. Costs incurred under these contracts are considered costs in the period incurred. Payments received in advance of performance are recorded as deferred revenue and recognized in revenue as services are rendered.

Revenue is generally realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the seller’s price to the buyer is fixed or determinable, and collectability is reasonably assured. The Company records revenue from product sales when title and risk of ownership have been transferred to the customer, which is typically upon delivery to the customer and when the selling price is determinable. As is customary in the pharmaceutical industry, the Company’s gross product sales are subject to a variety of deductions in arriving at reported net product sales. When the Company recognizes revenue from the sale of its products, an estimate of provision for sales return and allowances is recorded which reduces product sales. These adjustments include estimates for product returns, chargebacks, payment discounts and other sales allowances and rebates. The estimate for chargebacks is determined when product is shipped from the wholesalers to their customers. The return allowance, when estimable, is based on an analysis of the historical returns of the product or similar products.

For generic products and branded products sold in mature and stable markets where changes in selling price are rare, the Company recognizes revenues upon shipment. For branded products where market conditions remain volatile and selling price is subject to change the Company recognizes revenue based on net product sales of wholesalers to their customers. For new product launches the Company recognizes revenue once sufficient data is available to determine product acceptance in the marketplace such that product returns may be estimated based on historical data and there is evidence of reorders and consideration is made of wholesaler inventory levels. Net product sales of wholesalers to their customers are determined using sales data from an independent, renowned wholesaler inventory tracking service. Net sales of wholesalers to their customers are calculated by deducting estimates for returns for wholesaler customers, chargebacks, payment discounts and other sales or discounts offered from the applicable gross sales value. Estimates for product returns are adjusted periodically based upon historical rates of returns, inventory levels in the distribution channel and other related factors.

When Flamel receives revenue under signed feasibility study agreements, revenue is then recognized over the term of the agreement as services are performed.

The Company receives financial support for various research and investment projects from governmental agencies. Revenue from conditional grants related to specific development projects is recognized as an offset to operating expenses when all conditions stated in the grant have been met and the funding has been received. Revenues from unconditional grants for R&D projects are recognized as an offset to R&D expense on a pro-rata basis over the duration of the program. Funding can be received to finance certain R&D projects which are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and the funds are recognized in the Income Statement as ‘Other Income’.

Flamel benefits from tax credits on a percentage of eligible R&D costs. These tax credits can be refundable in cash or offset against taxable income and are not contingent upon future taxable income. As explained in note 5 to the Consolidated Financial Statements, the company determined that the research tax credit should be classified as a R&D grant and the tax credit is recognized as an offset to R&D expense.

1.8.	Governmental Grants

The Company receives financial support for various research or investment projects from governmental agencies.

The Company recognizes conditional grants related to specific development projects conditioned on completion of investment program and ongoing employment at the facilities as an offset to operating expenses once all conditions stated in the grant have been met.

The Company recognizes unconditional grants for R&D (R&D) projects requiring the collaboration of both private and public research partners as an offset to R&D expense on a pro-rata basis over the duration of the program.

The Company receives funds to finance R&D projects. These funds are repayable on commercial success of the project. In the absence of commercial success, the Company is released of its obligation to repay the funds and as such the funds are recognized in the Income Statement as ‘Other Income’. The absence of commercial success must be formally confirmed by the granting authority. Should the Company wish to discontinue the R&D to which the funding is associated, the granting authorities must be informed.

1.9.	R&D costs

R&D expenses comprise the following types of costs incurred in performing R&D activities: salaries, allocated overhead and occupancy costs, clinical trial and related clinical or development manufacturing costs, contract and other outside service fees, filing fees and regulatory support. R&D expenditures are charged to operations as incurred.

The Company does not disclose research development costs per partner funded contract and does not believe such disclosure would be material to investors.

1.10.	Concentration of credit risk

The Company's cash and cash equivalents are mainly deposited with Morgan Stanley, Crédit Agricole, HSBC, and Commerce Bank.

The marketable securities issued by Morgan Stanley and from Crédit Agricole have strong credit ratings.

The Company’s revenues are derived mainly from product sales and services and collaborative R&D contracts with pharmaceutical companies based in Europe and the United States and wholesalers based in the United States. All significant customers are discussed in Note 3.

The Company performs ongoing credit evaluations of its customers and maintains provisions for potential credit losses as considered necessary. The Company generally does not require collateral. Historically, the Company has not experienced significant credit losses on its customer accounts. The allowance for doubtful accounts was $139,000, $144,000 and $127,000 at December 31, 2012, 2013 and 2014, respectively.

1.11.	Earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the period. Diluted earnings per share reflects potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. The dilutive effects of the Company’s common stock options and warrants is determined using the treasury stock method to measure the number of shares that are assumed to have been repurchased using the average market price during the period, which is converted from U.S. dollars at the average exchange rate for the period. Such securities are not considered in computing diluted loss per share as their effects would be anti-dilutive.

1.12.	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash on deposit and fixed term deposit being highly liquid investments with a maturity of three months or less at the date of purchase.

1.13.	Marketable securities

Marketable securities consist of highly liquid investments in money market mutual funds. Marketable securities are classified as available-for-sale securities in accordance with ASC 320-10, "Accounting for Certain Investments in Debt and Equity Securities" These investments are recorded at fair value, which is based on quoted market prices. Accordingly, unrealized gains and losses are included in accumulated other comprehensive income until realized.

1.14.	Accounts Receivable

Accounts receivable are stated at amounts invoiced net of allowances for doubtful accounts. The Company makes judgments as to its ability to collect outstanding receivables and provides allowances for the portion of receivables deemed uncollectible. Provision is made based upon a specific review of all significant outstanding invoices.

1.15.	Inventories

Inventories consist of raw materials and finished products, which are stated at cost determined under the first-in, first-out ("FIFO") method. Raw materials used in the production of pre-clinical and clinical products are expensed as R&D costs when consumed. The Company establishes reserves for inventory estimated to be obsolete, unmarketable or slow-moving on a case by case basis.

1.16.	Property and equipment

Property and equipment is stated at historical cost less accumulated depreciation. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives:

Land and buildings	20 years
Laboratory equipment	4 - 8 years
Office and computer equipment	3 years
Furniture, fixtures and fittings	5-10 years

1.17.	Goodwill and intangible assets

Goodwill represents the excess of purchase price over the fair value of identifiable net assets of businesses acquired. Goodwill is not amortized, but instead tested annually for impairment or more frequently when events or change in circumstances indicate that the assets might be impaired by comparing the carrying value to the fair value of the reporting units to which it is assigned. Under ASC 350, “Goodwill and other intangible assets”, the impairment test is performed in two steps. The first step compares the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit is less than its carrying amount, a second step is performed to measure the amount of impairment loss. The second step allocates the fair value of the reporting unit to the Company’s tangible and intangible assets and liabilities. This derives an implied fair value for the reporting unit’s goodwill. If the carrying amount of the reporting units goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized equal to that excess. For the purpose of any impairment test, the Company relies upon projections of future undiscounted cash flows and takes into account assumptions regarding the evolution of the market and its ability to successfully develop and commercialize its products.

Changes in market conditions could have a major impact on the valuation of these assets and could result in additional impairment losses.

Intangible assets consist primarily of purchased licenses and intangible assets corresponding to acquired, in progress R&D recognized as part of the Éclat acquisition purchase price allocation. Acquired IPR&D has an indefinite life and is not amortized until completion and development of the project, at which time the IPR&D becomes an amortizable asset. Amortization of acquired IPR&D is computed using the straight-line method over estimated useful life of the assets.

1.18.	Impairment of Long-Lived Assets

The Company reviews the carrying value of its long-lived assets, including fixed assets and intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be fully recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset (or the group of assets, including the asset in question, that represents the lowest level of separately-identifiable cash flows) to the total estimated undiscounted future cash flows expected to be generated by the asset or group of assets. If the future net undiscounted cash flows is less than the carrying amount of the asset or group of assets, the asset or group of assets is considered impaired and an expense is recognized equal to the amount required to reduce the carrying amount of the asset or group of assets to its then fair value. Fair value is determined by discounting the cash flows expected to be generated by the asset, when the quoted market prices are not available for the long-lived assets. Estimated future cash flows are based on management assumptions and are subject to risk and uncertainty.

1.19.	Income taxes

The Company accounts for income taxes in accordance with ASC 740. Under ASC 740, deferred tax assets are determined based on the difference between the financial reporting and tax basis of assets and liabilities, applying enacted statutory tax rates in effect for the year in which the tax differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in the tax laws and rates on the date of enactment.

1.20.	Research credit tax

The Company is eligible to receive a French research tax credit that is calculated based on a percentage of eligible R&D costs. The tax credit can be refundable in cash and is not contingent on future taxable income. As such, the Company considers the research credit tax as a grant, offsetting operating expenses.

1.21.	Employee stock options and warrants

The Company accounts for Stock based compensation based on grant-date fair value estimated in accordance with ASC 718.

The Company estimated the fair value of stock options and warrants using a Black-Scholes option-pricing valuation model (“Black-Scholes model”).

The Company uses a simplified method to estimate the maturity. The Company considered historical data was insufficient and irrelevant relative to the grant of stock-options and warrants to a limited population and the simplified method was used to determine the expected term for stock-options and warrants granted.

The Company recognizes compensation cost, net of an estimated forfeiture rate, using the accelerated method over the requisite service period of the award.

1.22.	Long-Term Debt

The Long Term debt associated with the acquisition liabilities arising from the acquisition of Eclat Pharmaceuticals are accounted at fair-value (see note 2 –Business Combinations and note 16 Long-Term Debt). Changes in fair value are recorded in the income statement in operating expenses as remeasurement of acquisition liabilities.

The long-term debt associated with the Deerfied Facility and Broadfin Facility Agreements are accounted for at amortized cost and were fully reimbursed in March 2014. The Company elected the fair value option for the measurement of the long-term liability associated with the Deerfield and Broadfin Royalty Agreements (see note 16 Long-Term Debt). Changes in fair value are recorded in the income statement in interest expense on the debt related to the royalty agreement.

1.23.	Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, “Revenue from contracts with customers (topic 606)” (“ASU 2014-09”). ASU 2014-09 is effective for reporting periods beginning after December 15, 2016. The Company is assessing the impact of the provisions of ASU 2014-09 on the consolidated financial position and results of operations of the Company.

In April 2014, the FASB issued ASU No. 2014-08, “Presentation of Financial Statements (topic 205) and Property, Plant, and Equipment (Topic 360)” (“ASU 2014-08”). ASU 2014-08 requires new disclosures related to Discontinued Operations. ASU 2014-08 is effective for reporting periods beginning after December 15, 2014. The company has elected to adopt ASU No. 2014-08 as of December 31, 2014. See 1.3 and note 6 – Discontinued Operations.

In August 2014, the FASB issued ASU Update No. 2014-15, Presentation of Financial Statements – Going Concern: Disclosure of Uncertainties about an Entity’s Ability to continue as a Going Concern (subtopic 205-40). Update 2014-15 requires management to assess an entity’s ability to continue as a going concern every reporting period, and provide certain disclosures if management has substantial doubt about the entity’s ability to operate as a going concern, or an express statement if not, by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. Update 2014-15 is effective for the annual period ending after December 15, 2016, and for annual periods and interim periods thereafter. Early application is permitted. Upon adoption the Company will use the guidance in ASU 2014-15 to assess going concern. Management believes that the cash and cash equivalents of $92.8 million as of December 2014 are sufficient for the company to continue as a going concern for at least the next twelve months and does not have substantial doubt as to the organization’s ability to continue as a going concern.